SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2013
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II
SERVICEMASTER GLOBAL HOLDINGS, INC.
VALUATION AND QUALIFYING ACCOUNTS
(In millions)

	Balance at Beginning of Period	Additions Charged to Costs and Expenses	Deductions(1)	Balance at End of Period
AS OF AND FOR THE YEAR ENDING DECEMBER 31, 2013
Continuing Operations—
Allowance for doubtful accounts
Accounts receivable	$20	$36	$34	$22
Notes receivable	3	1	—	4
Income tax valuation allowance	6	1	—	7
AS OF AND FOR THE YEAR ENDING DECEMBER 31, 2012
Continuing Operations—
Allowance for doubtful accounts
Accounts receivable	$16	$35	$31	$20
Notes receivable	2	1	—	3
Income tax valuation allowance	6	—	—	6
AS OF AND FOR THE YEAR ENDING DECEMBER 31, 2011
Continuing Operations—
Allowance for doubtful accounts
Accounts receivable	$14	$31	$29	$16
Notes receivable	2	—	—	2
Income tax valuation allowance	15	—	9	6
(1)
Deductions in the allowance for doubtful accounts for accounts and notes receivable reflect write-offs of uncollectible accounts. Deductions for the income tax valuation allowance in 2013 are primarily attributable to the reduction of net operating loss carryforwards related to their expiration. Deductions for the income tax valuation allowance in 2012 are primarily attributable to the reduction of net operating loss carryforwards related to the dissolution of certain subsidiaries. Deductions for the income tax valuation allowance in 2011 are primarily attributable to the reduction of net operating loss carryforwards and other tax attributes related to the dissolution of certain subsidiaries.